Condensed Consolidated Interim Balance Sheet - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 530,194	$ 439,195
Trade and other current receivables	15,896	0
Current inventories	8,008	0
Other current assets	14,310	11,255
Total current assets	568,408	450,450
Non-current assets
Property, plant and equipment	4,022	1,629
Right-of-use assets	7,540	3,129
Intangible assets	13,316	10,179
Interest in joint venture	44,002	47,908
Other long-term assets	691	397
Total non-current assets	69,571	63,242
Total assets	637,979	513,692
Current liabilities
Accounts payable	12,028	5,279
Other current liabilities	39,685	30,375
Lease liabilities, short-term	1,012	1,002
Current income tax payable	0	149
Convertible loans, short-term	6,575	3,631
Total current liabilities	59,300	40,436
Non-current liabilities
Convertible loans, long-term	85,877	34,775
Convertible loans, derivatives	56,562	73,208
Deferred royalty obligation, long-term	214,629	0
Deferred gain of joint venture	23,539	23,539
Lease liabilities, long-term	7,183	2,465
Defined benefit pension liabilities	3,581	3,543
Other non-current liabilities	0	221
Total non-current liabilities	391,371	137,751
Total liabilities	450,671	178,187
Equity attributable to owners of the parent
Share capital	6,445	6,314
Share premium	981,570	981,056
Treasury shares	(133)	(4)
Other reserves	89,769	42,753
Cumulative translation adjustments	161	245
Accumulated losses	(890,504)	(694,859)
Total equity attributable to owners of the parent	187,308	335,505
Total liabilities and equity	$ 637,979	$ 513,692